RETIREMENT PLANS (Details) - International Brotherhood Of Electrical Workers District No9 Pension Plan [Member]	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Multiemployer Plans [Line Items]
Federal Identification Number	93-6074829
Pension Certified Zone Status		Green	Green
FIP/RP Status Pending or Implemented	No
Expiration of Collective Bargaining Arrangement	11/30/2017